RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

31. RELATED PARTY TRANSACTIONS

a.    Nature of relationships and accounts/transactions with related parties

Details of the nature of relationships and accounts/transactions with significant related parties are as follows:

Related parties	Nature of relationships with related parties	Nature of accounts/transactions
The Government-Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, operation and maintenance expense, finance income, finance costs and investment in financial instruments
Government agencies	Entities under common control	Network service revenues, internet and data service revenues and other telecommunication revenues
MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues and operation and maintenance expenses
Indosat	Entity under common control	Interconnection revenues, network service revenues, interconnection expenses, leased line expenses, operation and maintenance expenses
PT Aplikanusa Lintasarta (“Lintasarta”)	Entity under common control	Network service revenues, leased lines expenses, and usage of communication network system expenses
PT Perusahaan Listrik Negara (Persero) (“PLN”)	Entity under common control	Electricity expenses, finance income, finance costs and investment in financial instrument
PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Pegadaian (Persero) (“Pegadaian”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Garuda Indonesia (Persero) Tbk ("Garuda")	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Indonesia Comnet Plus (“ICON Plus”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, network service revenue, interconnection revenues, and interconnection expenses
Badan Penyelenggara Jaminan Sosial (“BPJS”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues and insurance expenses

Related parties	Nature of relationships with related parties	Nature of accounts/transactions
PT Asuransi Jasa Indonesia (Persero) (“Jasindo”)	Entity under common control	Satellite insurance expenses and vehicle insurance expenses
INTI	Entity under common control	Purchase of property and equipment and construction service
LEN	Entity under common control	Purchase of property and equipment and construction service
State-owned banks	Entities under common control	Finance income and finance costs
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
PT Mandiri Manajemen Investasi	Entity under common control	Available-for-sale financial assets
BJB	Entity under common control	Time deposits
BTN	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
Bahana TCW	Entity under common control	Available-for-sale financial assets, bonds and notes
PT Pos Indonesia (Persero) (“Pos Indonesia”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Semen Indonesia (Persero) Tbk (“Semen Indonesia”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Pelabuhan Indonesia (Persero) (“Pelindo”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Kimia Farma (Persero) Tbk (“Kimia Farma”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Asuransi Jiwasraya (“Jiwasraya”)	Entity under common control	Internet and data service revenues, and other telecommunication revenues
PT Sarana Multi Infrastruktur (“SMI”)	Entity under common control	Finance costs
Indonusa	Associated company	Network service revenues and data communication expenses
ILCS	Associated company	CPE expenses and operation and maintenance expenses
Teltranet	Associated company	Network service revenue, leased line and CPE expenses and operation and maintenance expenses
Tiphone	Associated company	Distribution of SIM cards and pulse reload voucher
Koperasi Pegawai Telkom (“Kopegtel”)	Other related entity

Installation services, leases of buildings expenses, lease of vehicles expenses, purchases of vehicles, and purchases of property and equipment and construction service, maintenance and cleaning service expenses, and Revenue Sharing Agreement (“RSA”) revenues

Yakes	Other related entity	Medical expenses, internet and data service revenues and e-health revenues
PT Poin Multi Media Nusantara (“POIN”)	Other related entity	Cost of sales of handset
PT Perdana Mulia Makmur (“PMM”)	Other related entity	Cost of sales of handset
PT Sandhy Putra Makmur (“SPM”)	Other related entity	Leases of buildings expenses, leases of vehicles expenses, purchase of property and equipment and construction services, utilities of maintenance and cleaning services
Koperasi Pegawai Telkomsel (“Kisel”)	Other related entity

Internet and data service revenues, other telecommunication service revenues, leases of vehicles expenses, printing and distribution of customer bills expenses, collection fee, other services fee, distribution of SIM cards, and pulse reload voucher and purchase of property and equipment

PT Graha Informatika Nusantara (“Gratika”)	Other related entity	Network service revenues, operation and maintenance expenses, purchase of property and equipment and construction services and distribution of SIM card and pulse reload voucher
PT Pembangunan Telekomunikasi Indonesia (“Bangtelindo”)	Other related entity	Purchase of property and equipment and construction services
PT Sarana Janesia Utama	Other related entity	Insurance expenses and professional fees
Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

The outstanding balances of trade receivables and payables at year-end are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. In 2017, the Group recorded impairment of receivables from related parties of Rp394 billion. Impairment assessment is undertaken each financial year through examining the current status of existing receivables and historical collection experience.

b.   Transactions with related parties

The following are significant transactions with related parties:

	2015		2016		2017
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
REVENUES
Majority Stockholder
Ministry of Finance	206	0.20	207	0.18	280	0.22
Entities under common control
Government agencies	1,650	1.61	2,279	1.96	2,568	2.00
Indosat	1,020	1.00	2,167	1.86	1,789	1.39
BRI	188	0.18	181	0.16	237	0.18
Bank Mandiri	151	0.15	161	0.14	157	0.12
BTN	41	0.04	107	0.09	129	0.10
Pegadaian	89	0.09	93	0.08	115	0.09
BNI	126	0.12	136	0.12	105	0.08
Lintasarta	82	0.08	99	0.09	97	0.08
Pertamina	99	0.10	64	0.06	94	0.07
ICON Plus	63	0.06	56	0.05	62	0.05
Garuda	77	0.08	75	0.06	55	0.04
Pos Indonesia	—	—	—	—	47	0.04
Pelindo	17	0.02	—	—	40	0.03
Kimia Farma	—	—	—	—	36	0.03
Jiwasraya	—	—	—	—	35	0.03
Semen Indonesia	—	—	—	—	34	0.03
Others	422	0.41	806	0.70	387	0.29
Sub-total	4,025	3.94	6,224	5.37	5,987	4.65
Associated companies
Indonusa	60	0.06	105	0.09	112	0.09
Teltranet	—	—	23	0.02	46	0.04
Others	43	0.04	70	0.06	20	0.02
Sub-total	103	0.10	198	0.17	178	0.15
Other related entities	58	0.06	253	0.22	315	0.25
Total	4,392	4.30	6,882	5.94	6,760	5.27

	2015		2016		2017
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
EXPENSES

Majority Stockholder
Ministry of Finance	—	—	—	—	12	0.01

Entities under common control
MoCI	5,862	8.42	5,911	7.84	6,533	7.77
PLN	738	1.06	1,037	1.38	2,269	2.70
Indosat	978	1.40	939	1.25	890	1.06
Jasindo	256	0.37	267	0.35	168	0.20
BPJS	33	0.05	—	—	49	0.06
Others	32	0.05	128	0.16	65	0.08
Sub-total	7,899	11.35	8,282	10.98	9,974	11.87
Associated companies
Indonusa	—	—	145	0.19	264	0.31
Teltranet	—	—	49	0.06	123	0.15
ILCS	—	—	4	0.01	34	0.04
Others	9	0.01	34	0.04	0	0
Sub-total	9	0.01	232	0.30	421	0.50
Other related entities
Kisel	748	1.07	771	1.02	813	0.97
Kopegtel	460	0.66	533	0.71	713	0.85
POIN	1,485	2.13	1,459	1.94	405	0.48
PMM	—	—	—	—	404	0.48
Yakes	174	0.25	192	0.25	139	0.17
Others	30	0.05	188	0.25	83	0.10
Sub-total	2,897	4.16	3,143	4.17	2,557	3.05
Total	10,805	15.52	11,657	15.45	12,964	15.43

	2015		2016		2017
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
FINANCE INCOME
Majority stockholder
Ministry of Finance	9	0.64	2	0.12	0	0.00
Entities under common control
State-owned banks	830	58.99	895	52.16	863	60.18
Government agencies	11	0.78	34	1.98	34	2.37
Others	6	0.43	5	0.29	35	2.44
Total	856	60.84	936	54.55	932	64.99

	2015		2016		2017
		% of total		% of total		% of total
	Amount	finance costs	Amount	finance costs	Amount	finance costs
FINANCE COSTS
Majority stockholder
Ministry of Finance	76	3.06	64	2.28	54	1.95
Entities under common control
State-owned banks	1,061	42.77	1,228	43.70	820	29.61
SMI	—	—	—	—	94	3.39
Total	1,137	45.83	1,292	45.98	968	34.95

	2015		2016		2017
		% of total		% of total		% of total
	Amount	revenues	Amount	revenue	Amount	revenues
DISTRIBUTION OF SIM CARD AND PULSE RELOAD VOUCHER
Other related entities
Kisel	3,866	3.77	4,600	3.95	4,181	3.26
Tiphone	—	—	3,441	2.96	3,888	3.03
Gratika	384	0.37	408	0.35	408	0.32
Total	4,250	4.14	8,449	7.26	8,477	6.61

	2016		2017
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
PURCHASE OF PROPERTY AND EQUIPMENTS
Entities under common control
INTI	374	1.28	203	0.61
LEN	114	0.39	67	0.20
Others	39	0.13	31	0.09
Sub-total	527	1.80	301	0.90
Other related entities
Kopegtel	198	0.68	130	0.39
Kisel	66	0.23	73	0.22
Bangtelindo	84	0.29	64	0.19
SPM	73	0.25	57	0.17
Others	45	0.16	58	0.18
Sub-total	466	1.61	382	1.15
Total	993	3.41	683	2.05

Presented below are balances of accounts with related parties:

	2016		2017
		% of total		% of total
	Amount	assets	Amount	assets
a. Cash and cash equivalents (Note 4)	19,531	10.89	19,236	9.71
b. Other current financial assets (Note 5)	1,221	0.68	1,170	0.59
c. Trade receivables - net (Note 6)	1,488	0.83	1,864	0.94
d. Other current assets
Entities under common control
MoCI	3,056	1.70	3,485	1.76
Jasindo	22	0.01	45	0.02
Others	19	0.01	15	0.01
Sub-total	3,097	1.72	3,545	1.79
Other related entities
Kisel	52	0.03	68	0.03
Sub-total	52	0.03	68	0.03
Total	3,149	1.75	3,613	1.82
e. Other non-current assets
Entities under common control
MoCI	320	0.18	2,019	1.02
Others	291	0.16	33	0.02
Sub-total	611	0.34	2,052	1.04
Other related entities	22	0.01	25	0.01
Total	633	0.35	2,077	1.05

	2016		2017
		% of total		% of total
	Amount	liabilities	Amount	liabilities
f. Trade payables (Note 13)
Majority stockholder
Ministry of Finance	—	—	29	0.03
Entities under common control
MoCI	1,288	1.74	1,561	1.81
Indosat	275	0.37	225	0.26
Others	910	1.22	108	0.12
Sub-total	2,473	3.33	1,894	2.19
Other related entities
Kopegtel	170	0.23	206	0.24
Yakes	47	0.06	55	0.06
Kisel	18	0.02	53	0.06
Bangtelindo	26	0.04	36	0.04
SPM	26	0.04	36	0.04
Others	81	0.11	104	0.12
Sub-total	368	0.50	490	0.56
Associated companies	1	0.00	47	0.05
Total	2,842	3.83	2,460	2.83

	2016		2017
		% of total		% of total
	Amount	liabilities	Amount	liabilities
g. Accrued expenses
Majority stockholder
Ministry of Finance	12	0.02	9	0.01
Entities under common control
PLN	124	0.17	113	0.13
State-owned banks	52	0.07	22	0.03
Others	10	0.01	16	0.02
Sub-total	186	0.25	151	0.18
Other related entities	123	0.17	235	0.27
Total	321	0.44	395	0.46
h. Advances from customers
Majority stockholder
Ministry of Finance	19	0.03	19	0.02
Entity under common control
PLN	12	0.02	11	0.01
Total	31	0.05	30	0.03
i. Short-term bank loans (Note 16)	143	0.19	1,297	1.50
j. Two-step loans (Note 17a)	1,292	1.74	1,098	1.27
k. Long-term bank loans (Note 17c)	6,325	8.54	7,895	9.14
l. Other borrowings (Note 17d)	697	0.94	1,295	1.50

c.   Significant agreements with related parties

i.      The Government

The Company obtained two-step loans from the Government (Note 17a).

ii.    Indosat

The Company has an agreement with Indosat to provide international telecommunications services to the public.

The Company has also entered into an interconnection agreement between the Company’s fixed line network (Public Switched Telephone Network or “PSTN”) and Indosat’s Global System for Mobile ("GSM”) cellular telecommunications network in connection with the implementation of Indosat Multimedia Mobile services and the settlement of related interconnection rights and obligations.

The Company also has an agreement with Indosat for the interconnection of Indosat’s GSM mobile cellular telecommunications network with the Company’s PSTN, which enable each party’s customers to make domestic calls between Indosat’s GSM mobile network and the Company’s fixed line network, as well as allowing Indosat’s mobile customers to access the Company’s IDD service by dialing “007”.

The Company has been handling customer billings and collections for Indosat. Indosat is gradually taking over the activities and performing its own direct billing and collection. The Company has received compensation from Indosat computed at 1% of the collections made by the Company starting from January 1, 1995, as well as the billing process expenses which are fixed at a certain amount per record. On December 11, 2008, the Company and Indosat agreed to implement IDD service charge tariff which already took into account the compensation for billing and collection. The agreement is valid and effective starting from January to December 2012, and can be applied until a new agreement becomes available.

On December 28, 2006, the Company and Indosat signed amendments to the interconnection agreements for the fixed line networks (local, SLJJ and international) and mobile network for the implementation of the cost-based tariff obligations under the MoCI Regulation No.8/Year 2006. These amendments took effect starting on January 1, 2007.

Telkomsel also entered into an agreement with Indosat for the provision of international telecommunications services to its GSM mobile cellular customers.

The Company provides leased lines to Indosat and its subsidiaries, namely PT Indosat Mega Media and Lintasarta. The leased lines can be used by these companies for telephone, telegraph, data, telex, facsimile or other telecommunication services.

iii.   Others

The Company has entered into agreements with CSM and Gratika for the utilization of the Company’s satellite transponders or frequency channels of communication satellite and leased lines.

Kisel is a co-operative that was established by Telkomsel’s employees to engage in car rental services, printing and distribution of customer bills, collection and other services principally for the benefit of Telkomsel. Telkomsel also has dealership agreements with Kisel for distribution of SIM cards and pulse reload vouchers.

d.   Remuneration of key management and supervisory personnel

Key management personnel consists of the Directors of the Company and supervisory personnel consists of Board of Commissioners.

The Company provides remuneration in the form of salaries/honorarium and facilities to support the governance and oversight duties of the Board of Commissioners and the leadership and management duties of the Board of Directors. The total of such remuneration is as follows:

	2015		2016		2017
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	168	0.24%	427	0.57%	175	0.21%
Board of Commissioners	64	0.09%	121	0.16%	65	0.08%

The amounts disclosed in the table are the amounts recognized as an expense during the reporting periods.